Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Net deferred tax assets and liabilities [abstract]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory
17.1 Details of deferred income tax assets and liabilities as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	195,191	￦	—	￦	195,191
Allowances for credit losses		2,139		(12,259)		(10,120)
Impairment losses of property and equipment		6,088		(1,476)		4,612
Share-based payments		21,406		—		21,406
Provisions for acceptances and guarantees		39,787		—		39,787
Gains or losses on valuation of derivatives		135,985		(207,778)		(71,793)
Present value discount		20,247		(2,571)		17,676
Gains or losses on fair value hedge		—		(93,833)		(93,833)
Accrued interest		—		(168,068)		(168,068)
Deferred loan origination fees and costs		13,675		(185,723)		(172,048)
Advanced depreciation provision		—		(4,018)		(4,018)
Gains or losses on revaluation		315		(292,373)		(292,058)
Investments in subsidiaries and others		48,694		(203,131)		(154,437)
Gains or losses on valuation of security investment		2,084,855		(46,552)		2,038,303
Defined benefit liabilities		497,982		(799)		497,183
Accrued expenses		268,529		—		268,529
Retirement insurance expense		—		(583,156)		(583,156)
Adjustments to the prepaid contributions		—		(27,986)		(27,986)
Derivative-linked securities		10,103		(283,840)		(273,737)
Others*		919,570		(3,524,488)		(2,604,918)

		4,264,566		(5,638,051)		(1,373,485)

Offsetting of deferred income tax assets and liabilities		(4,076,194)		4,076,194		—

	￦	188,372	￦	(1,561,857)	￦	(1,373,485)

	December 31, 2023
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	317,698	￦	—	￦	317,698
Allowances for credit losses		29,768		—		29,768
Impairment losses of property and equipment		8,516		(1,407)		7,109
Share-based payments		24,326		—		24,326
Provisions for acceptances and guarantees		48,917		—		48,917
Gains or losses on valuation of derivatives		238,875		(184,469)		54,406
Present value discount		14,471		(13)		14,458
Gains or losses on fair value hedge		—		(57,146)		(57,146)
Accrued interest		146		(213,708)		(213,562)
Deferred loan origination fees and costs		14,593		(179,868)		(165,275)
Advanced depreciation provision		—		(4,003)		(4,003)
Gains or losses on revaluation		313		(290,547)		(290,234)
Investments in subsidiaries and others		56,338		(216,908)		(160,570)
Gains or losses on valuation of security investment		912,706		(354,353)		558,353
Defined benefit liabilities		575,599		(26)		575,573
Accrued expenses		323,229		—		323,229
Retirement insurance expense		—		(627,556)		(627,556)
Adjustments to the prepaid contributions		—		(33,005)		(33,005)
Derivative-linked securities		5,735		(262,523)		(256,788)
Others*		1,091,821		(3,143,260)		(2,051,439)

		3,663,051		(5,568,792)		(1,905,741)

Offsetting of deferred income tax assets and liabilities		(3,388,826)		3,388,826		—

	￦	274,225	￦	(2,179,966)	￦	(1,905,741)

*	Includes Purchase Price Allocation (“PPA”) amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd..
17.2 Unrecognized Deferred Income Tax Assets
17.2.1 No deferred income tax assets have been recognized for the deductible temporary differences of ￦ 2,948,424 million associated with investments in associates, subsidiaries and others as of December 31, 2023, because it is not probable that these temporary differences will reverse in the foreseeable future.
17.2.2 No deferred income tax assets have been recognized for the deductible temporary differences of ￦ 85,346 million associated with others as of December 31, 2023, due to the uncertainty that these temporary differences will be realized in the future.
17.3 Unrecognized Deferred Income Tax Liabilities
17.3.1 No deferred income tax liabilities have been recognized for the taxable temporary differences of ￦ 1,220,925 million associated with investments in associate, subsidiaries and others as of December 31, 2023, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary differences.

•	It is probable that these temporary differences will not reverse in the foreseeable future.
17.3.2 No deferred income tax liabilities have been recognized as of December 31, 2023, for the taxable temporary differences of ￦ 65,288 million related to the initial recognition of goodwill arising from the merger of Housing and Commercial Bank in 2001.

17.4 Changes in cumulative temporary differences for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Other provisions	￦	649,447	￦	642,294	￦	732,218	￦	739,371
Allowances for credit losses		100,116		99,650		282		748
Impairment losses of property and equipment		33,445		22,725		12,255		22,975
Deferred loan origination fees and costs		38,086		19,556		33,075		51,605
Share-based payments		85,308		74,120		69,589		80,777
Provisions for acceptances and guarantees		120,332		120,332		150,140		150,140
Gains or losses on valuation of derivatives		149,817		149,817		513,151		513,151
Present value discount		51,832		51,831		76,398		76,399
Investments in subsidiaries and others		520,362		59,444		863,318		1,324,236
Gains or losses on valuation of security investment		853,110		853,110		7,811,132		7,811,132
Defined benefit liabilities		2,376,629		467,589		118,306		2,027,346
Accrued expenses		1,026,651		1,026,591		1,013,263		1,013,323
Derivative-linked securities		8,147		8,147		38,123		38,123
Others 1		2,102,362		1,215,486		1,763,926		2,650,802

		8,115,644		4,810,692		13,195,176		16,500,128

Unrecognized deferred income tax assets
Other provisions		404						3,880
Investments in subsidiaries and others		378,432						1,154,111
Others		105,591						95,274

		7,631,217						15,246,863
Tax rate (%) 2		27.5						26.5

Total deferred income tax assets	￦	2,243,558					￦	4,264,566

Taxable temporary differences
Gains or losses on fair value hedge	￦	(53,243)	￦	(53,243)	￦	(354,085)	￦	(354,085)
Accrued interest		(512,188)		(475,840)		(597,870)		(634,218)
Allowances for credit losses		(10,939)		(10,939)		(46,262)		(46,262)
Impairment losses of property and equipment		(3,731)		(283)		—		(3,448)
Deferred loan origination fees and costs		(802,237)		(802,237)		(690,979)		(690,979)
Advanced depreciation provision		(6,192)		(126)		(9,097)		(15,163)
Gains or losses on valuation of derivatives		(506,476)		(498,609)		(747,674)		(755,541)
Present value discount		(21,469)		(21,469)		(9,703)		(9,703)
Goodwill arising from the merger		(65,288)		—		—		(65,288)
Gains or losses on revaluation		(1,158,322)		(92,944)		(37,914)		(1,103,292)
Investments in subsidiaries and others		(964,530)		(87,129)		(434,311)		(1,311,712)
Gains or losses on valuation of security investment		(3,447,751)		(3,444,020)		(113,965)		(117,696)
Defined benefit liabilities		—		—		(3,014)		(3,014)
Retirement insurance expense		(2,080,645)		(324,513)		(437,492)		(2,193,624)
Adjustments to the prepaid contributions		(106,446)		(106,446)		(105,608)		(105,608)
Derivative-linked securities		(170,526)		(170,526)		(1,071,093)		(1,071,093)
Others 1		(4,780,197)		(1,561,172)		(9,959,273)		(13,178,298)

		(14,690,180)		(7,649,496)		(14,618,340)		(21,659,024)

Unrecognized deferred income tax liabilities
Goodwill arising from the merger		(65,288)						(65,288)
Investments in subsidiaries and others		(399,601)						(560,489)
Others		(446)						(446)

		(14,224,845)						(21,032,801)
Tax rate (%) 2		27.5						26.5

Total deferred income tax liabilities	￦	(3,961,201)					￦	(5,638,051)

1	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd..
2
The corporate tax rate was changed due to the amendment of corporate tax law in 2022. Accordingly, the rate of 26.5% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2022.

	2023
	Beginning		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Other provisions	￦	739,371	￦	710,907	￦	1,174,261	￦	1,202,725
Allowances for credit losses		748		275		112,684		113,157
Impairment losses of property and equipment		22,975		19,765		27,564		30,774
Deferred loan origination fees and costs		51,605		12,445		16,118		55,278
Share-based payments		80,777		71,512		82,881		92,146
Provisions for acceptances and guarantees		150,140		150,140		185,290		185,290
Gains or losses on valuation of derivatives		513,151		513,151		904,830		904,830
Present value discount		76,399		76,398		54,814		54,815
Investments in subsidiaries and others		1,324,236		26,849		1,815,232		3,112,619
Gains or losses on valuation of security investment		7,811,132		7,807,818		3,453,142		3,456,456
Defined benefit liabilities		2,027,346		310,440		457,821		2,174,727
Accrued expenses		1,013,323		1,027,723		1,240,097		1,225,697
Derivative-linked securities		38,123		38,123		21,725		21,725
Others 1		2,650,802		1,209,861		1,737,848		3,178,789

		16,500,128		11,975,407		11,284,307		15,809,028

Unrecognized deferred income tax assets
Other provisions		3,880						404
Investments in subsidiaries and others		1,154,111						2,948,424
Others		95,274						85,346

		15,246,863						12,774,854
Tax rate (%) 2		26.5						26.4

Total deferred income tax assets	￦	4,264,566					￦	3,663,051

Taxable temporary differences
Gains or losses on fair value hedge	￦	(354,085)	￦	(354,085)	￦	(216,460)	￦	(216,460)
Accrued interest		(634,218)		(576,037)		(751,320)		(809,501)
Allowances for credit losses		(46,262)		(46,262)		—		—
Impairment losses of property and equipment		(3,448)		(160)		—		(3,288)
Deferred loan origination fees and costs		(690,979)		(690,979)		(666,878)		(666,878)
Advanced depreciation provision		(15,163)		(9,097)		(9,097)		(15,163)
Gains or losses on valuation of derivatives		(755,541)		(756,668)		(699,872)		(698,745)
Present value discount		(9,703)		(9,703)		(2,745)		(2,745)
Goodwill arising from the merger		(65,288)		—		—		(65,288)
Gains or losses on revaluation		(1,103,292)		(40,475)		(37,738)		(1,100,555)
Investments in subsidiaries and others		(1,311,712)		(153,737)		(976,380)		(2,134,355)
Gains or losses on valuation of security investment		(117,696)		(100,797)		(1,265,976)		(1,282,875)
Defined benefit liabilities		(3,014)		(2,917)		—		(97)
Retirement insurance expense		(2,193,624)		(104,668)		(282,579)		(2,371,535)
Adjustments to the prepaid contributions		(105,608)		(105,608)		(125,019)		(125,019)
Derivative-linked securities		(1,071,093)		(1,071,093)		(994,405)		(994,405)
Others 1		(13,178,298)		(10,755,666)		(9,038,329)		(11,460,961)

		(21,659,024)		(14,777,952)		(15,066,798)		(21,947,870)

Unrecognized deferred income tax liabilities
Goodwill arising from the merger		(65,288)						(65,288)
Investments in subsidiaries and others		(560,489)						(1,220,925)
Others		(446)						(446)

		(21,032,801)						(20,661,211)
Tax rate (%) 2		26.5						26.4

Total deferred income tax liabilities	￦	(5,638,051)					￦	(5,568,792)

1	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd..
2	The rate of 26.4% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2023.